ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Schedule of accounts receivable
	December 31,
	2013	2014

Accounts receivables	$48,575,436	$54,096,532
Less: Allowance for doubtful accounts	(9,510,186)	(17,169,851)
	$39,065,250	$36,926,681

Schedule of movements in allowance for doubtful accounts
	December 31,
	2013	2014

Balance at beginning of the year	$9,414,581	$9,510,186
Foreign exchange adjustment	290,626	(37,459)
Allowance for (reversal of) doubtful accounts	(169,731)	7,697,124
Amounts written off as uncollectible	(25,290)	-
	$9,510,186	$17,169,851